DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		$ 24,004	$ (5,480)
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	4,163	1,667
Amount Excluded from Effectiveness Testing Recognized in Income		(182)	0
Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		24,004	(5,480)
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	4,163	1,667
Amount Excluded from Effectiveness Testing Recognized in Income		(182)	0
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		24,004	(5,480)
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	4,163	1,667
Amount Excluded from Effectiveness Testing Recognized in Income		(182)	0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0	0
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	0	0
Amount Excluded from Effectiveness Testing Recognized in Income		$ 0	$ 0

[1]	Classified in operating expenses in the Condensed Consolidated Statement of Operations.